RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Transactions with Related Parties
	Years ended December 31,
Transactions	2012	2013	2014
	RMB	RMB	RMB
Borrowing from subsidiary of minority shareholder of Shenyang K-12 (note i)	1,100	1,100	-
Borrowings from General Manager of College Segment-Gao Shoubai (note ii)	-	3,960	-
Loan to Vice President – Xie Xuejun (iii)	-	-	2,770
Borrowing from Vice President - Xie Xuejun (iv)	-	850	500
Loan to General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. –Bu Lixiang	-	-	10
Borrowing from General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. –Bu Lixiang (iv)	-	-	3,143
Others	514	5	-

Note (i)
Borrowing from subsidiary of minority shareholder of Shenyang K-12 was RMB nil as of December 31, 2014 which was due to the minority shareholder of Shenyang K-12 was no longer related party of the Group.

Note (ii)
Due to the shortage of working capital, the Company borrowed funds from management personnel Gao Shoubai. The borrowing of RMB 2,000 from Gao Shoubai was with a maturity date on February 7, 2014 and noninterest bearing; RMB 1,960 was with a maturity date on December 8, 2013 and bearing interest at 24% per annum.

Note (iii)	The loans were made to management for operation purpose. They were repaid in March 2015.

Note (iv)	The borrowings were from management for operation purpose.

Schedule of Balances with Related Parties
	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2013	2014	2013	2014
	RMB	RMB	RMB	RMB
Subsidiary of former shareholder of Shenyang K-12 (Note 23 a (i))	-	-	4,675	-
General Manager of College Segment-Gao Shoubai (Note 23 a (ii))	-	-	3,960	3,960
Vice President - Xie Xuejun (Note 23 a (iii) & (iv))	-	2,770	-	1,350
General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. -Bu Lixiang (Note 23 a (iv))	-	10	-	3,143
	-	2,780	8,635	8,453